DEBT - Golar Eskimo Vendor Loan and Eskimo SPV Loan Narrative (Details) $ in Millions	Nov. 30, 2015 USD ($)
Eskimo SPV Debt
Debt Instrument [Line Items]
Final balloon payment	$ 232.9